Selected Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Selected Quarterly Financial Data (unaudited)
Schedule of selected quarterly financial data (unaudited)

2020	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

General and administrative expenses	$—	$—	$—	$232,904
Net income (loss)	$—	$—	$—	$(154,280)
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$(0.01)

2019	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—

Period from March 13, 2018 (inception) through December 31, 2018	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

General and administrative expenses	$—	$—	$—	$—
Net income (loss)	$—	$—	$—	$—
Basic and diluted earnings (loss) available to common shares	$—	$—	$—	$—